TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS PAYABLE
Sundry suppliers (Opex, Capex, services and Material)	R$ 5,958,280	R$ 6,790,882
Amounts payable (operators, co-billing)	303,087	198,942
Payables for purchase of non-current assets	205,161	269,446
Related parties (Note 28)	405,271	383,512
Total	R$ 6,871,799	R$ 7,642,782